Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000218707
Shareholder Report [Line Items]
Fund Name	PFG American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Conservative Income Strategy Fund
Class Name	Class I
Trading Symbol	PFCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PFG American Funds® Conservative Income Strategy Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.94%	[1]
AssetsNet	$ 236,793,007
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,422,040
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$236,793,007
Number of Portfolio Holdings	9
Advisory Fee	$1,422,040
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.4%
Open End Funds	99.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	0.4%
Equity	9.9%
Mixed Allocation	14.9%
Fixed Income	74.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Intermediate Bond Fund of America, Class R-6	24.8%
Bond Fund of America (The), Class R-6	19.7%
Short Term Bond Fund of America, Class R-6	15.0%
American Funds Strategic Bond Fund, Class R-6	10.0%
Income Fund of America (The), Class R-6	9.9%
American Mutual Fund, Class R-6	9.9%
American Balanced Fund, Class R-6	5.0%
American Funds Multi-Sector Income Fund, Class R-6	5.0%
BlackRock Liquidity FedFund, Institutional Class	0.4%

C000218708
Shareholder Report [Line Items]
Fund Name	PFG American Funds<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Strategy Fund
Class Name	Class I
Trading Symbol	PFGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PFG American Funds® Growth Strategy Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.94%	[2]
AssetsNet	$ 1,189,305,611
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 6,663,072
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,189,305,611
Number of Portfolio Holdings	8
Advisory Fee	$6,663,072
Portfolio Turnover	6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.4%
Open End Funds	99.6%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.4%
Equity	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Growth Fund of America (The), Class R-6	24.9%
Smallcap World Fund, Inc., Class R-6	15.0%
New Perspective Fund, Class R-6	14.9%
AMCAP Fund, Class R-6	14.8%
New Economy Fund (The), Class R-6	10.0%
American Funds - Investment Company of America (The), Class R-6	10.0%
American Funds Fundamental Investors, Class R-6	10.0%
BlackRock Liquidity FedFund, Institutional Class	0.4%

C000192501
Shareholder Report [Line Items]
Fund Name	PFG BNY Mellon Diversifier Strategy Fund
Class Name	Class I
Trading Symbol	PFADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PFG BNY Mellon Diversifier Strategy Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.94%	[3]
AssetsNet	$ 109,990,603
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 679,873
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$109,990,603
Number of Portfolio Holdings	6
Advisory Fee	$679,873
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	4.9%
Money Market Funds	0.6%
Open End Funds	94.5%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.6%
Equity	14.8%
Alternative	20.1%
Fixed Income	64.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BNY Mellon Core Plus Fund, Class I	64.5%
BNY Mellon Global Real Return Fund, Class I	20.1%
BNY Mellon Natural Resources Fund, Class I	5.0%
iShares Global Infrastructure ETF	4.9%
BNY Mellon Global Real Estate Securities Fund, Class I	4.9%
BlackRock Liquidity FedFund, Institutional Class	0.6%

C000218709
Shareholder Report [Line Items]
Fund Name	PFG BR Target Allocation Equity Strategy Fund
Class Name	Class I
Trading Symbol	PFESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PFG BR Target Allocation Equity Strategy Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.94%	[4]
AssetsNet	$ 398,091,899
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 2,231,622
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$398,091,899
Number of Portfolio Holdings	14
Advisory Fee	$2,231,622
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.6%
Money Market Funds	0.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.4%
Equity	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	25.7%
iShares MSCI USA Quality Factor ETF	13.0%
iShares S&P 500 Growth ETF	12.0%
iShares U.S. Equity Factor Rotation Active ETF	10.0%
iShares S&P 500 Value ETF	8.5%
iShares MSCI EAFE Value ETF	7.0%
iShares MSCI EAFE Growth ETF	4.5%
iShares U.S. Technology ETF	4.0%
iShares Core MSCI Emerging Markets ETF	3.5%
iShares MSCI Emerging Markets ex China ETF	3.5%

C000230899
Shareholder Report [Line Items]
Fund Name	PFG Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Core Plus Bond Strategy Fund
Class Name	Class I
Trading Symbol	PFFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.94%	[5]
AssetsNet	$ 69,220,906
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 421,833
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$69,220,906
Number of Portfolio Holdings	7
Advisory Fee	$421,833
Portfolio Turnover	19%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	39.8%
Money Market Funds	0.5%
Open End Funds	59.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.4%
Fixed Income	99.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Total Bond Fund, Class Z	40.5%
Fidelity Corporate Bond ETF	20.8%
iShares MBS ETF	12.0%
Fidelity Investment Grade Bond Fund, Class Z	11.9%
Fidelity Advisor Strategic Income Fund, Class Z	7.0%
Invesco Taxable Municipal Bond ETF	6.9%
BlackRock Liquidity FedFund, Institutional Class	0.4%

C000218710
Shareholder Report [Line Items]
Fund Name	PFG Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Index Strategy Fund
Class Name	Class I
Trading Symbol	PFFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PFG Fidelity Institutional AM® Equity Index Strategy Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.94%	[6]
AssetsNet	$ 525,391,151
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,915,003
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$525,391,151
Number of Portfolio Holdings	5
Advisory Fee	$2,915,003
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.6%
Open End Funds	99.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.6%
Equity	99.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity 500 Index Fund, Institutional Premium Class	61.5%
Fidelity Global ex US Index Fund, Institutional Premium Class	30.0%
Fidelity Small Cap Index Fund, Institutional Premium Class	6.0%
Fidelity Mid Cap Index Fund, Institutional Premium Class	2.0%
BlackRock Liquidity FedFund, Institutional Class	0.6%

C000218711
Shareholder Report [Line Items]
Fund Name	PFG Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Sector Strategy Fund
Class Name	Class I
Trading Symbol	PFFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PFG Fidelity Institutional AM® Equity Sector Strategy Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.94%	[7]
AssetsNet	$ 542,033,808
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 3,054,117
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$542,033,808
Number of Portfolio Holdings	11
Advisory Fee	$3,054,117
Portfolio Turnover	77%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.9%
Money Market Funds	0.4%
Open End Funds	47.7%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.4%
Equity	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Advisor Technology Fund, Class Z	25.0%
Fidelity MSCI Financials Index ETF	20.2%
Fidelity Advisor Communication Services Fund, Class Z	18.4%
Fidelity MSCI Consumer Discretionary Index ETF	17.2%
Fidelity MSCI Consumer Staples Index ETF	5.7%
Fidelity MSCI Energy Index ETF	4.9%
Fidelity Advisor Semiconductors Fund, Class Z	4.3%
Fidelity MSCI Health Care Index ETF	1.8%
Fidelity MSCI Real Estate Index ETF	1.2%
Fidelity MSCI Utilities Index ETF	0.9%

C000248139
Shareholder Report [Line Items]
Fund Name	PFG Global Equity Index Strategy Fund
Class Name	Class I
Trading Symbol	PFSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PFG Global Equity Index Strategy Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.94%	[8]
AssetsNet	$ 65,790,455
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 381,079
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,790,455
Number of Portfolio Holdings	8
Advisory Fee	$381,079
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Money Market Funds	1.6%
Equity	99.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Total Stock Market ETF	30.1%
Vanguard Total International Stock ETF	19.6%
Vanguard Growth ETF	16.9%
Vanguard FTSE Developed Markets ETF	13.8%
Vanguard Value ETF	9.5%
Vanguard FTSE Emerging Markets ETF	6.0%
Vanguard Small-Cap ETF	3.6%
BlackRock Liquidity FedFund, Institutional Class	1.6%

C000230900
Shareholder Report [Line Items]
Fund Name	PFG Invesco<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equity Factor Rotation Strategy Fund
Class Name	Class I
Trading Symbol	PFIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PFG Invesco® Equity Factor Rotation Strategy Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.94%	[9]
AssetsNet	$ 63,355,588
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 379,206
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$63,355,588
Number of Portfolio Holdings	11
Advisory Fee	$379,206
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.6%
Money Market Funds	0.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.3%
Equity	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Russell 1000 Dynamic Multifactor ETF	20.8%
Invesco S&P 500 Low Volatility ETF	14.3%
Invesco S&P 500 Momentum ETF	12.4%
Invesco S&P 500 Quality ETF	12.2%
Invesco S&P Emerging Markets Low Volatility ETF	10.1%
Invesco S&P International Developed Low Volatility ETF, USD Class	9.9%
Invesco Russell 2000 Dynamic Multifactor ETF	5.1%
Invesco International Developed Dynamic Multifactor ETF	5.1%
Invesco S&P MidCap 400 GARP ETF	5.0%
Invesco S&P 500 Enhanced Value ETF, USD Class	4.9%

C000230901
Shareholder Report [Line Items]
Fund Name	PFG Janus Henderson<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Balanced Strategy Fund
Class Name	Class I
Trading Symbol	PFJHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PFG Janus Henderson® Balanced Strategy Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.94%	[10]
AssetsNet	$ 298,406,059
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,780,478
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$298,406,059
Number of Portfolio Holdings	6
Advisory Fee	$1,780,478
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	10.5%
Money Market Funds	0.4%
Open End Funds	89.1%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.4%
Fixed Income	7.5%
Equity	12.6%
Mixed Allocation	79.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Janus Henderson Balanced Fund, Class N	79.7%
Janus Henderson Contrarian Fund, Class N	7.5%
Janus Henderson Mortgage-Backed Securities ETF	7.5%
Janus Henderson Small/Mid Cap Growth Alpha ETF	3.0%
Janus Henderson Research Fund, Class N	2.1%
BlackRock Liquidity FedFund, Institutional Class	0.4%

C000192505
Shareholder Report [Line Items]
Fund Name	PFG JP Morgan<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tactical Aggressive Strategy Fund
Class Name	Class I
Trading Symbol	PFSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PFG JP Morgan® Tactical Aggressive Strategy Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.94%	[11]
AssetsNet	$ 333,652,667
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,927,349
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$333,652,667
Number of Portfolio Holdings	11
Advisory Fee	$1,927,349
Portfolio Turnover	47%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	58.5%
Money Market Funds	0.3%
Open End Funds	41.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.3%
Alternative	4.0%
Equity	95.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan BetaBuilders US Equity ETF	32.0%
JPMorgan International Research Enhanced Equity ETF	14.1%
JPMorgan US Equity Fund, Class R6	13.6%
JPMorgan Large Cap Growth Fund, Class R6	10.5%
JPMorgan Large Cap Value Fund, Class R6	9.4%
JPMorgan Global Select Equity ETF, USD ACC	7.5%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	4.0%
JPMorgan Emerging Markets Equity Fund, Class R6	3.8%
JPMorgan International Growth ETF	2.5%
JPMorgan International Value ETF, USD Class	2.5%

C000192506
Shareholder Report [Line Items]
Fund Name	PFG JP Morgan<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tactical Moderate Strategy Fund
Class Name	Class I
Trading Symbol	PFJDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PFG JP Morgan® Tactical Moderate Strategy Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.94%	[12]
AssetsNet	$ 141,390,859
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 851,403
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$141,390,859
Number of Portfolio Holdings	17
Advisory Fee	$851,403
Portfolio Turnover	24%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.2%
Money Market Funds	0.4%
Open End Funds	48.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	0.0%
Money Market Funds	0.4%
Alternative	2.8%
Fixed Income	35.9%
Equity	60.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan BetaBuilders US Equity ETF	15.8%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	13.3%
JPMorgan Core Plus Bond Fund, Class R6	12.2%
JPMorgan Large Cap Growth Fund, Class R6	9.1%
JPMorgan US Equity Fund, Class R6	8.8%
JPMorgan International Research Enhanced Equity ETF	7.6%
JPMorgan Large Cap Value Fund, Class R6	7.4%
JPMorgan Global Select Equity ETF, USD ACC	4.5%
JPMorgan Income Fund, Class R6	4.4%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	3.0%

C000192508
Shareholder Report [Line Items]
Fund Name	PFG Meeder Tactical Strategy Fund
Class Name	Class I
Trading Symbol	PFTEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PFG Meeder Tactical Strategy Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$106	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.94%	[13]
AssetsNet	$ 126,427,529
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 755,551
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$126,427,529
Number of Portfolio Holdings	9
Advisory Fee	$755,551
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.5%
Open End Funds	99.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	0.0%
Money Market Funds	0.5%
Fixed Income	2.7%
Alternative	10.0%
Mixed Allocation	10.6%
Equity	76.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meeder Muirfield Fund, Institutional Class	55.9%
Meeder Dynamic Allocation Fund, Institutional Class	16.8%
Meeder Spectrum Fund, Institutional Class	10.0%
Meeder Balanced Fund, Institutional Class	7.8%
Meeder Moderate Allocation Fund, Institutional Class	3.5%
Meeder Conservative Allocation Fund, Institutional Class	2.8%
Meeder Tactical Income Fund, Institutional Class	1.4%
Performance Trust Total Return Bond Fund, Institutional Class	1.3%
BlackRock Liquidity FedFund, Institutional Class	0.5%

C000192513
Shareholder Report [Line Items]
Fund Name	PFG MFS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Aggressive Growth Strategy Fund
Class Name	Class I
Trading Symbol	PFSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PFG MFS® Aggressive Growth Strategy Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.94%	[14]
AssetsNet	$ 97,799,916
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 590,898
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$97,799,916
Number of Portfolio Holdings	17
Advisory Fee	$590,898
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	14.7%
Money Market Funds	0.4%
Open End Funds	84.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	0.0%
Money Market Funds	0.4%
Commodity	4.9%
Equity	94.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
MFS Value Fund, Class R6	12.1%
MFS Growth Fund, Class R6	11.9%
MFS Research Fund, Class R6	11.1%
MFS Mid Cap Value Fund, Class R5	10.1%
MFS Mid Cap Growth Fund, Class R6	9.9%
MFS Research International Fund, Class R6	7.9%
MFS Global Real Estate Fund, Class R5	5.1%
MFS International Growth Fund, Class R5	5.0%
MFS International Large Cap Value Fund, Class R6	5.0%
MFS International Equity Fund, Class R6	4.9%

C000192503
Shareholder Report [Line Items]
Fund Name	PFG PIMCO Active Core Bond Strategy Fund
Class Name	Class I
Trading Symbol	PFDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PFG PIMCO Active Core Bond Strategy Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.94%	[15]
AssetsNet	$ 157,000,920
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 934,677
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$157,000,920
Number of Portfolio Holdings	6
Advisory Fee	$934,677
Portfolio Turnover	10%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.4%
Open End Funds	99.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.4%
Fixed Income	99.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Total Return Fund, Institutional Class	39.7%
PIMCO Income Fund, Institutional Class	27.8%
PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	13.9%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	12.0%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	6.0%
BlackRock Liquidity FedFund, Institutional Class	0.4%

C000218712
Shareholder Report [Line Items]
Fund Name	PFG Janus Henderson<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 14px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Tactical Income Strategy Fund
Class Name	Class I
Trading Symbol	PFTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PFG Janus Henderson® Tactical Income Strategy Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.94%	[16]
AssetsNet	$ 103,656,149
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 643,820
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$103,656,149
Number of Portfolio Holdings	11
Advisory Fee	$643,820
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	20.2%
Money Market Funds	0.5%
Open End Funds	79.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.5%
Equity	40.6%
Fixed Income	59.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Janus Henderson Flexible Bond Fund, Class N	26.2%
Janus Henderson Mortgage-Backed Securities ETF	18.0%
Janus Henderson High-Yield Fund, Class N	12.9%
Janus Henderson Growth and Income Fund, Class N	10.0%
Janus Henderson Research Fund, Class N	9.5%
Janus Henderson Overseas Fund, Class N	8.7%
Janus Henderson Global Equity Income Fund, Class N	6.7%
Janus Henderson Contrarian Fund, Class N	3.5%
Janus Henderson Small/Mid Cap Growth Alpha ETF	2.2%
Janus Henderson Developed World Bond Fund, Class R6	2.0%

C000248140
Shareholder Report [Line Items]
Fund Name	PFG US Equity Index Strategy Fund
Class Name	Class I
Trading Symbol	PFSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PFG US Equity Index Strategy Fund for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.
Additional Information Phone Number	888-451-TPFG
Additional Information Website	https://www.tpfg.com/funds-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	1.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.95%	[17]
AssetsNet	$ 143,506,342
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 765,217
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$143,506,342
Number of Portfolio Holdings	6
Advisory Fee	$765,217
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	0.0%
Money Market Funds	0.3%
Equity	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	44.8%
Vanguard Russell 1000 Growth ETF	25.2%
Vanguard Russell 1000 Value ETF	22.1%
Vanguard Extended Market ETF	6.2%
Vanguard Russell 2000 ETF	1.4%
BlackRock Liquidity FedFund, Institutional Class	0.3%

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